Schedule of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 1	$ 580,863
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 2	5,259,585
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 3	724,948
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 4	0
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 5	16,318,202
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 6	12,027,525
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 7	817,725
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 8	1,221,681
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 9	3,179,938
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 10	2,940,349
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 11	21,621,676
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 12	21,449,140
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 13	(13,248,715)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 14	(12,527,743)
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 15	8,372,961
Property, Plant And Equipment Schedule Of Property, Plant And Equipment 16	$ 8,921,397